Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage
Beginning Balance (inception) at Sep. 18, 2003	$ 100	$ 100	$ 0	$ 0
Beginning Balance (inception) (Shares) at Sep. 18, 2003	0	100,000	0	0
Net loss	(1,050)	0	0	(1,050)
Balance at Dec. 31, 2003	(950)	100	0	(1,050)
Balance (Shares) at Dec. 31, 2003	0	100,000	0	0
Net loss	(1,250)	0	0	(1,250)
Balance at Dec. 31, 2004	(2,200)	100	0	(2,300)
Balance (Shares) at Dec. 31, 2004	0	100,000	0	0
Net loss	(1,650)	0	0	(1,650)
Balance at Dec. 31, 2005	(3,850)	100	0	(3,950)
Balance (Shares) at Dec. 31, 2005	0	100,000	0	0
Net loss	(1,800)	0	0	(1,800)
Balance at Dec. 31, 2006	(5,650)	100	0	(5,750)
Balance (Shares) at Dec. 31, 2006	0	100,000	0	0
Net loss	(2,250)	0	0	(2,250)
Balance at Dec. 31, 2007	(7,900)	100	0	(8,000)
Balance (Shares) at Dec. 31, 2007	0	100,000	0	0
Net loss	(3,250)	0	0	(3,250)
Balance at Dec. 31, 2008	(11,150)	100	0	(11,250)
Balance (Shares) at Dec. 31, 2008	0	100,000	0	0
Net loss	(3,250)	0	0	(3,250)
Balance at Dec. 31, 2009	(14,400)	100	0	(14,500)
Balance (Shares) at Dec. 31, 2009	0	100,000	0	0
Accrued expenses paid by stockholder	12,650	0	12,650	0
Common stock issued for compensation at $0.05 per share on January 5, 2010	165,500	3,310	162,190	0
Common stock issued for compensation at $0.05 per share on January 5, 2010 (Shares)	0	3,310,000	0	0
Sale of common stock at $0.05 per share on February 16, 2010	61,500	1,230	60,270	0
Sale of common stock at $0.05 per share on February 16, 2010 (Shares)	0	1,230,000	0	0
Common stock issued for compensation at $0.05 per share on June 14, 2010	1,250,000	25,000	1,225,000	0
Common stock issued for compensation at $0.05 per share on June 14, 2010 (Shares)	0	25,000,000	0	0
Net loss	(1,450,346)	0	0	(1,450,346)
Balance at Dec. 31, 2010	24,904	29,640	1,460,110	(1,464,846)
Balance (Shares) at Dec. 31, 2010	0	29,640,000	0	0
Common stock issued for compensation at $0.05 per share on October 21, 2011	146,718	2,934	143,784	0
Common stock issued for compensation at $0.05 per share on October 21, 2011 (Shares)	0	2,934,360	0	0
Net loss	(155,507)	0	0	(155,507)
Balance at Dec. 31, 2011	16,115	32,574	1,603,894	(1,620,353)
Balance (Shares) at Dec. 31, 2011	0	32,574,360	0	0
Net loss	(8,571)	0	0	(8,571)
Balance at Mar. 31, 2012	$ 7,544	$ 32,574	$ 1,603,894	$ (1,628,924)
Balance (Shares) at Mar. 31, 2012	0	32,574,360	0	0